Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	China Jo-Jo Drugstores Holdings, Inc.
Trading Symbol	CJJD
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	23,697,210
Amendment Flag	false
Entity Central Index Key	0001856084
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40724
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Hai Wai Hai Tongxin
Entity Address, Address Line Two	Mansion Floor 6
Entity Address, Address Line Three	Gong Shu District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310008
Title of 12(b) Security	Ordinary shares, par value $0.012 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	YCM CPA, Inc.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	Hai Wai Hai Tongxin
Entity Address, Address Line Two	Mansion Floor 6
Entity Address, Address Line Three	Gong Shu District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310008
Contact Personnel Name	Lei Liu
City Area Code	+86
Local Phone Number	571-88219579